Debt - Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014
Debt Instrument [Line Items]
Average rate of interest	3.30%
Amount outstanding	$ 3,991	$ 3,297
Due in 2015	12	16
Due after 2015	3,979	3,281
Due after 2019	1,375
Average remaining term (in years)	4 years 7 months 6 days
USD Notes [Member]
Debt Instrument [Line Items]
Average rate of interest	4.20%
Amount outstanding	3,039	3,133
Due in 2015	8
Due after 2015	3,031
Due after 2019	1,375
Average remaining term (in years)	4 years 4 months 24 days
USD Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.80%
USD Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	5.80%
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Range of interest rates			1.00%
Average rate of interest	1.00%
Amount outstanding	945
Due after 2015	945
Average remaining term (in years)	4 years 10 months 24 days
2019 Cash Convertible Senior Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	1.00%
2019 Cash Convertible Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	1.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding		150
Average remaining term (in years)	0 years
Bank Borrowings [Member]
Debt Instrument [Line Items]
Average rate of interest	2.00%
Amount outstanding	3	4
Due in 2015	3
Average remaining term (in years)	3 months 18 days
Bank Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.00%
Bank Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.00%
Capital Lease [Member]
Debt Instrument [Line Items]
Average rate of interest	5.90%
Amount outstanding	4	10
Due in 2015	1
Due after 2015	$ 3
Average remaining term (in years)	1 year 9 months 18 days
Capital Lease [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.60%
Capital Lease [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	13.80%